Other receivables and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other receivables and prepaid expenses
Schedule of other receivables and prepaid expenses

	AS OF DECEMBER 31,
(amounts in thousands of euros)	2021	2022	2023
Research tax credit (CIR)	3,941	3,904	1,555
Value added tax	1,008	956	886
Prepaid expenses	1,418	1,574	133
Trade payables - prepayments and trade debtors	125	488	297
Miscellaneous	44	12	—
Total other receivables and prepaid expenses	6,536	6,934	2,916